Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

5. Segment information

The Group has three reportable segments for financial reporting purposes: (1) Networks, (2) Nokia Software and (3) Nokia Technologies. Segment-level information for Group Common and Other is also presented.

Networks reportable segment consists of four aggregated operating segments: (1) Mobile Networks, (2) Global Services, (3) Fixed Networks and (4) IP/Optical Networks. The aggregated operating segments have similar economic characteristics, such as long-term margins; have similar products, production processes, distribution methods and customers; and operate in a similar regulatory environment.

In addition, the Group provides net sales disclosure for the following businesses within the Networks reportable segment: (i) Mobile Access (comprises Mobile Networks and Global Services operating segments), (ii) Fixed Access (comprises Fixed Networks operating segment), (iii) IP Routing (comprises part of IP/Optical Networks operating segment) and (iv) Optical Networks (comprises part of IP/Optical Networks operating segment).

The President and CEO is the chief operating decision-maker and monitors the operating results of operating and reportable segments for the purpose of assessing performance and making decisions about resource allocation. Key financial performance measures of the segments include primarily net sales and segment operating profit. The evaluation of segment performance and allocation of resources is based on segment operating profit(1).

Accounting policies of the segments are the same as those described in Note 2, Significant accounting policies. Inter-segment revenues and transfers are accounted for as if the revenues were to third parties, that is, at current market prices. Certain costs and revenue adjustments are not allocated to the segments(1).

Segment descriptions

Networks

Networks comprises Mobile Networks, Global Services, Fixed Networks and IP/Optical Networks operating segments.

The Mobile Networks operating segment focuses on mobile radio including macro radio, small cells and cloud-native radio solutions for communication service providers and enterprises.

The Global Services operating segment provides a wide range of professional services with multi-vendor capabilities, covering network planning and optimization, network implementation, systems integration as well as company-wide managed services.

The Fixed Networks operating segment provides copper and fiber access products, solutions and services. The portfolio allows for a customized combination of technologies that brings fiber to the most economical point for the customer.

The IP/Optical Networks operating segment provides IP routing and optical transport systems, each with its own software and services to build high-capacity network infrastructure for the internet and global connectivity.

Nokia Software

The Nokia Software operating segment offers the cloud core software portfolio in addition to software applications spanning customer experience management, network operations and management, communications and collaboration, policy and charging, as well as cloud, IoT, security, and analytics platforms that enable digital services providers and enterprises to accelerate innovation, monetize services, and optimize their customer experience.

Nokia Technologies

The Nokia Technologies operating segment, building on decades of innovation and R&D leadership in technologies used in virtually all mobile devices used today, is expanding Nokia patent licensing business, reintroducing the Nokia brand to smartphones through brand licensing, and establishing a technology licensing business. The majority of net sales and related costs and expenses attributable to licensing and patenting the patent portfolio is recorded in Nokia Technologies, while each reportable segment separately records its own research and development expenses.

Group Common and Other

Group Common and Other includes Alcatel-Lucent Submarine Networks and Radio Frequency Systems, both of which are managed as separate entities. In addition, Group Common and Other includes Nokia Bell Labs’ operating expenses, as well as certain corporate-level and centrally managed operating expenses.

(1)   Segment results exclude costs related to the acquisition of Alcatel-Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Segment information

			Nokia	Nokia	Group Common		Segment	Unallocated
EURm	Networks	(1)	Software	Technologies	and Other	Eliminations	total	items	(2)	Total
Continuing operations
2020
Net sales to external customers	16 847		2 656	1 388	963	–	21 854	(2)		21 852
Net sales to other segments	5		–	14	19	(38)	–	–		–
Depreciation and amortization	(557)		(81)	(32)	(55)	–	(725)	(407)		(1 132)
Goodwill impairment	–		–	–	–	–	–	(200)		(200)
Operating profit/(loss)	935		507	1 164	(525)	–	2 081	(1 196)		885
Share of results of associated companies and joint ventures	25		–	1	(4)	–	22	–		22
2019
Net sales to external customers	18 207		2 767	1 473	897	–	23 344	(29)		23 315
Net sales to other segments	2		–	14	55	(71)	–	–		–
Depreciation and amortization	(566)		(85)	(31)	(54)	–	(736)	(924)		(1 660)
Operating profit/(loss)	665		589	1 239	(490)	–	2 003	(1 518)		485
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12
2018
Net sales to external customers	17 403		2 713	1 486	978	–	22 580	(17)		22 563
Net sales to other segments	1		–	15	47	(63)	–	–		–
Depreciation and amortization	(383)		(65)	(21)	(46)	–	(515)	(940)		(1 455)
Operating profit/(loss)	773		450	1 203	(246)	–	2 180	(2 239)		(59)
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12

(1)   Includes Mobile Access net sales of EUR 10 630 million (EUR 11 655 million in 2019 and EUR 11 273 million in 2018), Fixed Access net sales of EUR 1 759 million (EUR 1 881 million in 2019 and EUR 1 980 million in 2018), IP Routing net sales of EUR 2 768 million (EUR 2 921 million in 2019 and EUR 2 545 million in 2018) and Optical Networks net sales of EUR 1 695 million (EUR 1 752 million in 2019 and EUR 1 606 million in 2018).

(2)   Comprises costs related to the acquisition of Alcatel-Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2020	2019	2018
Total segment operating profit	2 081	2 003	2 180
Restructuring and associated charges	(651)	(502)	(321)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(407)	(924)	(940)
Impairment of assets, net of impairment reversals	(241)	(29)	(48)
Gain on defined benefit plan amendment	90	168	–
Transaction and related costs, including integration costs	11	(48)	(220)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(2)	(6)	(16)
Divestment of businesses	(2)	(2)	(39)
Product portfolio strategy costs	–	(163)	(583)
Operating model integration	–	(12)	–
Fair value changes of legacy IPR fund	–	–	(57)
Other	6	–	(15)
Total operating profit/(loss)	885	485	(59)

Information by geographies

Net sales to external customers and non-current assets by country

	Net sales(1)			Non-current assets(2)
EURm	2020	2019	2018	2020	2019
Finland(3)	1 480	1 552	1 556	1 382	1 477
United States	6 751	6 609	6 204	4 843	5 505
France	1 444	1 229	1 179	1 857	1 997
India	944	1 348	1 629	170	178
China	906	1 506	1 754	346	400
Other	10 327	11 071	10 241	1 017	1 167
Total	21 852	23 315	22 563	9 615	10 724

(1)   Net sales to external customers by country are based on the location of the customer.

(2)   Consists of goodwill and other intangible assets, property, plant and equipment and right-of-use assets.

(3)   All Nokia Technologies IPR and licensing net sales are allocated to Finland.

No single customer represents 10% or more of revenues.